Employee Benefits - Summary of Information Regarding PEMEX's Retirement and Post-Employment Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial (gains) losses in other comprehensive results due to:
Plan assets at the beginning of year	$ 9,489,666
Company contributions to the fund	63,500,000
Pension plan assets at the end of year	8,485,692	$ 9,489,666
Plan assets [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,212,114,331	1,263,708,928
Recognition of the modifications in pensions plan	(6,609,657)	(571,713)
Current Service cost	19,762,661	23,107,851
Past service costs		(33,244)
Actuarial (gains) losses in other comprehensive results due to:
Remeasurements	(1,471)
Defined benefit liabilities at end of year	1,249,557,999	1,212,114,331
Plan assets at the beginning of year	9,489,666	5,228,909
Return on plan assets	902,550	742,477
Payments by the pension fund	(54,312,270)	(51,889,821)
Company contributions to the fund	51,952,559	55,693,256
Actuarial (gains) losses in plan assets	453,187	(285,155)
Pension plan assets at the end of year	8,485,692	9,489,666
Retirement And Post Employment Benefits [member]
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,202,624,665	1,258,480,019
Recognition of the modifications in pensions plan	8,327	(571,713)
Current Service cost	13,079,341	23,111,918
Net interest	95,402,917	90,527,624
Past service costs		(33,244)
Defined benefits paid by the fund	(5,105,669)	(4,892,767)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions	47,182,448	(149,533,263)
Change in demographic assumptions	(70,012,604)	4,842,109
For experience during the year	10,272,231	36,103,857
In plan assets during the year	(453,206)	285,123
Remeasurements	26,417	(1,742)
Contributions paid to the fund	(51,952,560)	(55,693,256)
Defined benefit liabilities at end of year	$ 1,241,072,307	$ 1,202,624,665